HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Years Ended December 31,
	2022	2023	2024
Rents	3,927	4,290	4,365
Utilities	603	685	690
Personnel costs	3,683	4,684	5,326
Depreciation and amortization	1,414	1,329	1,254
Consumable, food and beverage	1,026	1,327	1,293
Others	1,607	2,026	2,357
Total	12,260	14,341	15,285